UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

      Report for the Calendar Year or Quarter Ended ________December 31, 2004
                       -----------------------------------
                  (Please read instructions before preparing form.)
If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

______One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105_________
          ----------------------------------------------------------------
Business Address                (Street)           (City)     (State) (ZIP)

__________Debra Early, Vice President____________(415) 778-0200_____________
          -----------------------------                   -------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                            ATTENTION
 Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the __11_ day of___ __February ___, 2005

                                  ____Parnassus Investments_______
                           (Name of Institutional Investment Manager)

             (Manual Signature of Person Duly Authorized to Submit This Report)


PAGE:    1 OF:   3      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #           DATE:12/31/04


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Broacde Comm CONVERT  CONVERTIBLE    111621AB4            1,900    2,000,000    X                           2000000
2.0% 1/1/07
ETRADE GROUP CONVERT  CONVERTIBLE    269246AB0            1,021    1,000,000    X                           1000000
6%, 2/1/07
RADISYS CONVERT       CONVERTIBLE    750459AB5            1,001    1,000,000    X                           1000000
SUB NT CV 5.5%07
TriQuint CONVERT      CONVERTIBLE    89674KAB9            9,675     10000000    X                           100000~
4.0% 3/1/07
AFLAC Incorporated    COMMON STOCK   001055102           17,330      435,000    X                            435000

Arthur J. Gallagher   COMMON STOCK   363576109           30,063      925,000    X                            925000

AnnTaylor Stores      COMMON STOCK   036115103            5,921      275,000    X                            275000

AmSouth Bancorp       COMMON STOCK   032165102           15,540      600,000    X                            600000

AGL Resources Inc.    COMMON STOCK   001204106           11,634      350,000    X                            350000

Boston Scientific Co  COMMON STOCK   101137107           29,329      825,000    X                            825000

Cadence Design Syst.  COMMON STOCK   127387108            4,834      350,000    X                            350000

Colgate-Palmolive Co  COMMON STOCK   194162103           10,232      200,000    X                            200000

Cisco Systems, Inc.   COMMON STOCK   17275R102           14,475      750,000    X                            750000

Quest Diagnostics     COMMON STOCK   74834L100           21,499      225,000    X                            225000

Ennis Business Forms  COMMON STOCK   293389102            1,925      100,000    X                            100000

Electronics for Imag  COMMON STOCK   286082102              174       10,000    X                             10000

Energen Corporation   COMMON STOCK   29265N108            8,843      150,000    X                            150000

FANNIE MAE            COMMON STOCK   313586109            2,136       30,000    X                             30000

Forest Laboratories   COMMON STOCK   345838106            6,056      135,000    X                            135000

Cedar Fair, L.P.      COMMON STOCK   150185106           17,108      520,000    X                            520000

Gannett Co., Inc      COMMON STOCK   364730101           59,233      725,000    X                            725000

General Mills, Inc.   COMMON STOCK   370334104           33,554      675,000    X                            675000

GATX Corporation      COMMON STOCK   361448103           14,780      500,000    X                            500000

Genuine Parts Co.     COMMON STOCK   372460105           15,421      350,000    X                            350000

The Home Depot, Inc.  COMMON STOCK   437076102            1,282       30,000    X                             30000

H.J. Heinz Company    COMMON STOCK   423074103           13,647      350,000    X                            350000

Hewlett-Packard Comp  COMMON STOCK   428236103           27,261    1,300,000    X                           1300000

H&R Block, Inc.       COMMON STOCK   093671105            2,450       50,000    X                             50000

Intuit Inc.           COMMON STOCK   461202103            6,602      150,000    X                            150000

Invitrogen Corp.      COMMON STOCK   46185R100           26,852      400,000    X                            400000

Johnson & Johnson     COMMON STOCK   478160104           12,684      200,000    X                            200000

J.P. Morgan Chase     COMMON STOCK   46625H100           35,304      905,000    X                            905000

Kinder Morgan, Inc.   COMMON STOCK   49455P101           10,970      150,000    X                            150000

Knight-Ridder, Inc.   COMMON STOCK   499040103           34,139      510,000    X                            510000

KeySpan Corporation   COMMON STOCK   49337W100           11,046      280,000    X                            280000

Laboratory Corporati  COMMON STOCK   50540R409           28,647      575,000    X                            575000

Lincoln National      COMMON STOCK   534187109            4,668      100,000    X                            100000

McKesson Corp         COMMON STOCK   58155Q103            6,292      200,000    X                            200000

Medtronic, Inc.       COMMON STOCK   585055106            1,987       40,000    X                             40000

Mentor Graphics Corp  COMMON STOCK   587200106           36,696    2,400,000    X                           2400000

The McGraw-Hill Co.   COMMON STOCK   580645109           20,597      225,000    X                            225000

3M Co.                COMMON STOCK   88579Y101           24,621      300,000    X                            300000

Maguire Properties    COMMON STOCK   559775101            8,925      325,000    X                            325000

Montpelier Re Hld     COMMON STOCK   G62185106           18,264      475,000    X                            475000

North Fork Bancorp    COMMON STOCK   659424105            7,213      250,000    X                            250000

Nokia Corp - ADR      COMMON STOCK   654902204           26,639    1,700,000    X                           1700000

New York Cmty Bancor  COMMON STOCK   649445103            8,228      400,000    X                            400000

ONEOK, Inc.           COMMON STOCK   682680103           11,368      400,000    X                            400000

Pitney Bowes Inc.     COMMON STOCK   724479100           27,768      600,000    X                            600000

Pfizer Inc.           COMMON STOCK   717081103           33,613    1,250,000    X                           1250000

Reebok International  COMMON STOCK   758110100            5,720      130,000    X                            130000

RenaissanceRe Hld     COMMON STOCK   G7496G103           27,082      520,000    X                            520000

Ross Stores, Inc.     COMMON STOCK   778296103           18,766      650,000    X                            650000

Charles Schwab Corp   COMMON STOCK   808513105           20,033    1,675,000    X                           1675000

The J.M. Smucker      COMMON STOCK   832696405            2,354       50,000    X                             50000

SLM Corporation       COMMON STOCK   78442P106           14,682      275,000    X                            275000

Synovus Financial     COMMON STOCK   87161C105            8,574      300,000    X                            300000

Sovereign Bancorp.    COMMON STOCK   845905108            1,128       50,000    X                             50000

The E.W. Scripps Com  COMMON STOCK   811054204            1,207       25,000    X                             25000

The St. Paul Travele  COMMON STOCK   792860108           28,729      775,000    X                            775000

Questar Corporation   COMMON STOCK   748356102            1,274       25,000    X                             25000

The ServiceMaster Co  COMMON STOCK   81760N109           17,927    1,300,000    X                           1300000

The Stanley Works     COMMON STOCK   854616109           11,023      225,000    X                            225000

Teleflex Incorporate  COMMON STOCK   879369106            6,493      125,000    X                            125000

Tribune Company       COMMON STOCK   896047107            6,321      150,000    X                            150000

UGI Corporation       COMMON STOCK   902681105            4,091      100,000    X                            100000

Verizon               COMMON STOCK   92343V104            5,064      125,000    X                            125000

WD-40 Company         COMMON STOCK   929236107            5,682      200,000    X                            200000

Wells Fargo & Co.     COMMON STOCK   949746101           63,704    1,025,000    X                           1025000

Wellman, Inc.         COMMON STOCK   949702104            3,550      332,100    X                            332100

Washington Mutual     COMMON STOCK   939322103           10,781      255,000    X                            255000

Watson Pharmaceutica  COMMON STOCK   942683103            4,922      150,000    X                            150000

GRAND TOTAL:                                          1,050,546